INCOME TAXES (Total Gross Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Jun. 01, 2016	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits			$ 255	$ 231	$ 280
Decreases related to positions taken on items from prior years			(8)	(4)	(12)
Increases related to positions taken on items from prior years			68	37	153
Increases related to positions taken in the current year			2	12	135
Settlement of uncertain tax positions with tax authorities			0	(12)	(325)
Decreases due to expiration of statutes of limitations			(1)	(9)	0
Foreign exchange gain			(2)	0	0
Unrecognized Tax Benefits		$ 231	314	255	231
Total unrecognized tax benefits that, if recognized, would impact the effective tax rate		225	235	245	225
Total amount of interest and penalties (benefit) recognized in Provision (credit) for income taxes on continuing operations			(12)	2	(55)
Total accrual for interest and penalties recognized in the consolidated balance sheets		89	$ 109	$ 110	$ 89
Tax Adjustments, Settlements, and Unusual Provisions		206
Effective Income Tax Rate Reconciliation, Tax Settlement, Amount		$ 13
Dow Silicones Corporation
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefits, Increase Resulting from Acquisition	$ 126